Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000152510 | U.S. Treasury Notes8896534
Holdings [Line Items]
Percent of Total Investments	7.60%
C000152510 | U.S. Treasury Notes8896528
Holdings [Line Items]
Percent of Total Investments	5.20%
C000152510 | U.S. Treasury Notes8896531
Holdings [Line Items]
Percent of Total Investments	5.20%
C000152510 | U.S. Treasury Notes8896525
Holdings [Line Items]
Percent of Total Investments	3.60%
C000152510 | FHLMC8896474
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152510 | GNMA8896158
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152510 | FHLMC8896470
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152510 | Store Capital8896180
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152510 | U.S. Treasury Notes8896537
Holdings [Line Items]
Percent of Total Investments	0.70%
C000152510 | Siemens Funding BV8896502
Holdings [Line Items]
Percent of Total Investments	0.60%
C000152510 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152510 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152510 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152510 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152510 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152510 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152510 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152510 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152510 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000152510 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000152510 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000158706 | U.S. Treasury Notes8896534
Holdings [Line Items]
Percent of Total Investments	7.60%
C000158706 | U.S. Treasury Notes8896528
Holdings [Line Items]
Percent of Total Investments	5.20%
C000158706 | U.S. Treasury Notes8896531
Holdings [Line Items]
Percent of Total Investments	5.20%
C000158706 | U.S. Treasury Notes8896525
Holdings [Line Items]
Percent of Total Investments	3.60%
C000158706 | FHLMC8896474
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158706 | GNMA8896158
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158706 | FHLMC8896470
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158706 | Store Capital8896180
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158706 | U.S. Treasury Notes8896537
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158706 | Siemens Funding BV8896502
Holdings [Line Items]
Percent of Total Investments	0.60%
C000158706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158706 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158706 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158706 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158706 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158706 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000158706 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000152509 | U.S. Treasury Notes8896982
Holdings [Line Items]
Percent of Total Investments	4.00%
C000152509 | U.S. Treasury Notes8896973
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152509 | U.S. Treasury Bonds8896941
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152509 | U.S. Treasury Bonds8896954
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152509 | U.S. Treasury Notes8896979
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152509 | U.S. Treasury Notes8896969
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152509 | U.S. Treasury Bonds8896950
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152509 | U.S. Treasury Bonds8896944
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152509 | U.S. Treasury Bonds8896947
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152509 | U.S. Treasury Notes8896993
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152509 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152509 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000152509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152509 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000152509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152509 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000152509 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000152509 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000152509 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158704 | U.S. Treasury Notes8896982
Holdings [Line Items]
Percent of Total Investments	4.00%
C000158704 | U.S. Treasury Notes8896973
Holdings [Line Items]
Percent of Total Investments	3.70%
C000158704 | U.S. Treasury Bonds8896941
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158704 | U.S. Treasury Bonds8896954
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158704 | U.S. Treasury Notes8896979
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158704 | U.S. Treasury Notes8896969
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158704 | U.S. Treasury Bonds8896950
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158704 | U.S. Treasury Bonds8896944
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158704 | U.S. Treasury Bonds8896947
Holdings [Line Items]
Percent of Total Investments	1.10%
C000158704 | U.S. Treasury Notes8896993
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158704 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000158704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158704 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000158704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158704 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158704 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158704 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000158704 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000158704 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214840 | Berkshire Hathaway8896897
Holdings [Line Items]
Percent of Total Investments	2.80%
C000214840 | Cardinal Health8896907
Holdings [Line Items]
Percent of Total Investments	2.30%
C000214840 | Hologic8896983
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214840 | Flex8896964
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214840 | Zoom Video Communications8897062
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214840 | Cisco Systems8896920
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Gilead Sciences8896977
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Royalty Pharma PLC8897027
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Fox8896968
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Jabil8896991
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000214840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214840 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000214840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000214840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214840 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000214840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000214840 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000152512 | Bank of America8896372
Holdings [Line Items]
Percent of Total Investments	4.30%
C000152512 | Exxon Mobil8896428
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152512 | Citigroup8896399
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152512 | AT&T8896362
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152512 | Goldman Sachs Group8896448
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152512 | Micron Technology8896482
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152512 | JPMorgan Chase8896462
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152512 | General Motors8896443
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152512 | International Business Machines8896459
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152512 | Entergy8896426
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000152512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000152512 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000152512 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000152512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152512 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000152512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000158710 | Bank of America8896372
Holdings [Line Items]
Percent of Total Investments	4.30%
C000158710 | Exxon Mobil8896428
Holdings [Line Items]
Percent of Total Investments	3.70%
C000158710 | Citigroup8896399
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158710 | AT&T8896362
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158710 | Goldman Sachs Group8896448
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158710 | Micron Technology8896482
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158710 | JPMorgan Chase8896462
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158710 | General Motors8896443
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158710 | International Business Machines8896459
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158710 | Entergy8896426
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158710 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158710 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158710 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158710 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000158710 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158710 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000158710 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158710 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158710 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000158710 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158710 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000152511 | NVIDIA8896260
Holdings [Line Items]
Percent of Total Investments	11.30%
C000152511 | Microsoft8896249
Holdings [Line Items]
Percent of Total Investments	9.70%
C000152511 | Apple8896144
Holdings [Line Items]
Percent of Total Investments	9.60%
C000152511 | Broadcom8896165
Holdings [Line Items]
Percent of Total Investments	4.50%
C000152511 | Alphabet8896131
Holdings [Line Items]
Percent of Total Investments	4.20%
C000152511 | Alphabet8896133
Holdings [Line Items]
Percent of Total Investments	3.60%
C000152511 | Meta Platforms8896246
Holdings [Line Items]
Percent of Total Investments	3.30%
C000152511 | Tesla8896300
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152511 | Visa8896323
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152511 | JPMorgan Chase8896234
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152511 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000152511 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152511 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000152511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152511 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000152511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000158708 | NVIDIA8896260
Holdings [Line Items]
Percent of Total Investments	11.30%
C000158708 | Microsoft8896249
Holdings [Line Items]
Percent of Total Investments	9.70%
C000158708 | Apple8896144
Holdings [Line Items]
Percent of Total Investments	9.60%
C000158708 | Broadcom8896165
Holdings [Line Items]
Percent of Total Investments	4.50%
C000158708 | Alphabet8896131
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158708 | Alphabet8896133
Holdings [Line Items]
Percent of Total Investments	3.60%
C000158708 | Meta Platforms8896246
Holdings [Line Items]
Percent of Total Investments	3.30%
C000158708 | Tesla8896300
Holdings [Line Items]
Percent of Total Investments	3.10%
C000158708 | Visa8896323
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158708 | JPMorgan Chase8896234
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158708 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158708 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158708 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000158708 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158708 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158708 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158708 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158708 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158708 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000158708 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158708 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000152513 | RadNet8896787
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152513 | IES Holdings8896696
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152513 | Brink's8896618
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | DigitalOcean Holdings8896646
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | American Healthcare REIT8896582
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Belden8896597
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Piper Sandler8896780
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152513 | Cushman & Wakefield PLC8896639
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152513 | Valley National Bancorp8896843
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152513 | Granite Construction8896682
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152513 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000152513 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000152513 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152513 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152513 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152513 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152513 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152513 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152513 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000152513 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000152513 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000152513 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158713 | RadNet8896787
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158713 | IES Holdings8896696
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158713 | Brink's8896618
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | DigitalOcean Holdings8896646
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | American Healthcare REIT8896582
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Belden8896597
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Piper Sandler8896780
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158713 | Cushman & Wakefield PLC8896639
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158713 | Valley National Bancorp8896843
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158713 | Granite Construction8896682
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158713 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000158713 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158713 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158713 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158713 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158713 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158713 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000158713 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158713 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000158713 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158713 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000158713 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214842 | NVIDIA8904336
Holdings [Line Items]
Percent of Total Investments	8.10%
C000214842 | Apple8899878
Holdings [Line Items]
Percent of Total Investments	6.70%
C000214842 | Microsoft8903821
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214842 | Broadcom8897250
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214842 | Alphabet8899637
Holdings [Line Items]
Percent of Total Investments	2.80%
C000214842 | Meta Platforms8903784
Holdings [Line Items]
Percent of Total Investments	2.40%
C000214842 | Alphabet8899641
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214842 | Tesla8901817
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214842 | JPMorgan Chase8903112
Holdings [Line Items]
Percent of Total Investments	1.50%
C000214842 | Berkshire Hathaway8897060
Holdings [Line Items]
Percent of Total Investments	1.10%
C000214842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000214842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000214842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000214842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000214842 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000214842 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214842 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214842 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214836 | Welltower8899227
Holdings [Line Items]
Percent of Total Investments	10.90%
C000214836 | Prologis8899201
Holdings [Line Items]
Percent of Total Investments	10.00%
C000214836 | Equinix8899169
Holdings [Line Items]
Percent of Total Investments	6.90%
C000214836 | American Tower8899141
Holdings [Line Items]
Percent of Total Investments	6.60%
C000214836 | Simon Property Group8899216
Holdings [Line Items]
Percent of Total Investments	5.10%
C000214836 | Realty Income8899205
Holdings [Line Items]
Percent of Total Investments	4.80%
C000214836 | Digital Realty Trust8899164
Holdings [Line Items]
Percent of Total Investments	4.20%
C000214836 | Public Storage8899204
Holdings [Line Items]
Percent of Total Investments	3.40%
C000214836 | Crown Castle8899157
Holdings [Line Items]
Percent of Total Investments	3.00%
C000214836 | Iron Mountain8899186
Holdings [Line Items]
Percent of Total Investments	2.40%
C000214836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000214836 | Real Estate Mgmnt/Servic
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214836 | Multi-Family Residential
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000214836 | REITS-Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214836 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214836 | Single-Family Residential
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214836 | Office
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214836 | REITS-Manufactured Homes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214836 | Hotel & Resort
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214836 | REITS-Warehouse/Industr
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214836 | REITS-Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214836 | REITS-Office Property
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214836 | Other Specialized
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214836 | REITS-Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214836 | Self-Storage
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214836 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214836 | REITS-Regional Malls
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214836 | REITS-Single Tenant
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000214836 | Data Center
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214836 | Telecom Tower
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214836 | REITS-Apartments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000214836 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000214836 | REITS-Diversified
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000152514 | Taiwan Semiconductor Manufacturing8896767
Holdings [Line Items]
Percent of Total Investments	4.20%
C000152514 | Tencent Holdings8896919
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152514 | Samsung Electronics8896975
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152514 | ASML Holding8896752
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152514 | Royal Bank of Canada8896798
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152514 | Shell PLC8896895
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152514 | Alibaba Group Holding8896900
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152514 | Mitsubishi UFJ Financial Group8896956
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152514 | CaixaBank8896855
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152514 | Barclays8896885
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152514 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152514 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152514 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152514 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152514 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152514 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152514 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000152514 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152514 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152514 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000152514 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000152514 | China
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000158714 | Taiwan Semiconductor Manufacturing8896767
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158714 | Tencent Holdings8896919
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158714 | Samsung Electronics8896975
Holdings [Line Items]
Percent of Total Investments	2.50%
C000158714 | ASML Holding8896752
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158714 | Royal Bank of Canada8896798
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158714 | Shell PLC8896895
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158714 | Alibaba Group Holding8896900
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158714 | Mitsubishi UFJ Financial Group8896956
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158714 | CaixaBank8896855
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158714 | Barclays8896885
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158714 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158714 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158714 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158714 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158714 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158714 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158714 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158714 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158714 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158714 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000158714 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000158714 | China
Holdings [Line Items]
Percent of Net Asset Value	11.60%